CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - BRL (R$) R$ in Thousands	Issued capital	Capital reserves	Earning reserves / Legal reserve	Concession financial asset	Earning reserves / Statutory reserves / Working capital improvement	Earning reserves / Dividends	Accumulated comprehensive income / Deemed cost	Accumulated comprehensive income / Private pension plan	Retained earnings	Total	Noncontrolling interests / Accumulated comprehensive income	Noncontrolling interests / Other equity component	Total
Balance at beginning at Dec. 31, 2015	R$ 5,348,312	R$ 468,082	R$ 694,058	R$ 585,450	R$ 392,972	R$ 0	R$ 457,491	R$ (272,170)	R$ 0	R$ 7,674,196	R$ 15,320	R$ 2,440,623	R$ 10,130,140
Total comprehensive income
Profit for the year									900,885	900,885		(21,828)	879,057
Other comprehensive income - credit risk in mark to market of financial liabilities													0
Other comprehensive income - actuarial gains								(394,175)		(394,175)			(394,175)
Internal changes in shareholders' equity
Realization of deemed cost of property, plant and equipment							(39,058)		39,058	0	(2,649)	2,649	0
Tax on realization of deemed cost							13,280		(13,280)	0	901	(901)	0
Recognition of legal reserve			45,044						(45,044)	0			0
Changes in statutory reserve in the year				117,478	545,505				(662,983)	0			0
Other changes in noncontrolling interests										0		(1,176)	(1,176)
Capital transactions with owners
Capital increase (reduction)	392,972				(392,972)					0			0
Prescribed dividends									3,144	3,144			3,144
Additional dividend proposed						7,820			(7,820)	0			(7,820)
Dividend proposal approved									(213,960)	(213,960)			(213,960)
Dividend distributed to noncontrolling interests										0		(30,827)	(30,827)
Capital increase in subsidiaries with no change in control		(68)								(68)		535	467
Balance at ending at Dec. 31, 2016	5,741,284	468,014	739,102	702,928	545,505	7,820	431,713	(666,346)	0	7,970,021	13,572	2,389,076	10,372,668
Total comprehensive income
Profit for the year									1,179,750	1,179,750		63,292	1,243,042
Other comprehensive income - credit risk in mark to market of financial liabilities													0
Other comprehensive income - actuarial gains								96,000		96,000			96,000
Internal changes in shareholders' equity
Realization of deemed cost of property, plant and equipment							(39,202)		39,202	0	(2,634)	2,634	0
Tax on realization of deemed cost							13,329		(13,329)	0	896	(896)	0
Recognition of legal reserve			58,988						(58,988)	0			0
Changes in statutory reserve in the year				123,673	746,541				(870,213)	0			0
Other changes in noncontrolling interests										0		(113)	(113)
Capital transactions with owners
Capital increase (reduction)										0		(122,791)	(122,791)
Prescribed dividends									3,768	3,768			3,768
Interim dividends										0		(7,226)	(7,226)
Dividend proposal approved						(7,820)			(280,191)	(288,011)		(110,993)	(399,005)
Balance at ending at Dec. 31, 2017	5,741,284	468,014	798,090	826,600	1,292,046	0	405,840	(570,346)	0	8,961,528	11,833	2,212,983	11,186,344
Total comprehensive income
Profit for the year									2,058,040	2,058,040		107,955	2,165,995
Other comprehensive income - credit risk in mark to market of financial liabilities								52,109	(34,146)	17,963			17,963
Effects of first adoption of IFRS 9									(48,461)	(48,461)			(48,461)
Other comprehensive income - actuarial gains								(238,780)		(238,780)			(238,780)
Internal changes in shareholders' equity
Realization of deemed cost of property, plant and equipment							(38,057)		38,057		(2,693)	2,693	0
Tax on realization of deemed cost							12,939		(12,939)		916	(916)	0
Recognition of legal reserve			102,902						(102,902)				0
Changes in statutory reserve in the year				(826,600)	2,235,465				(1,408,864)				0
Other changes in noncontrolling interests		5								5		(113)	(108)
Capital transactions with owners
Interim dividends												(4,452)	(4,452)
Dividend proposal approved									(488,785)	(488,785)		(64,233)	(553,018)
Other changes		1,238								1,238		5,661	6,899
Balance at ending at Dec. 31, 2018	R$ 5,741,284	R$ 469,257	R$ 900,992	R$ 0	R$ 3,527,510	R$ 0	R$ 380,721	R$ (757,016)	R$ 0	R$ 10,262,749	R$ 10,055	R$ 2,259,578	R$ 12,532,383